Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.04%
After 1 Year	rr_ExpenseExampleYear01	527
After 3 Years	rr_ExpenseExampleYear03	742
After 5 Years	rr_ExpenseExampleYear05	975
After 10 Years	rr_ExpenseExampleYear10	1,642
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004	8.06%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(19.29%)
Annual Return 2009	rr_AnnualReturn2009	19.06%
Annual Return 2010	rr_AnnualReturn2010	8.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
1 YEAR	rr_AverageAnnualReturnYear01	3.95%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	2.77%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.21%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2003	[3]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.42%
After 1 Year	rr_ExpenseExampleYear01	145
After 3 Years	rr_ExpenseExampleYear03	449
After 5 Years	rr_ExpenseExampleYear05	776
After 10 Years	rr_ExpenseExampleYear10	1,702
1 YEAR	rr_AverageAnnualReturnYear01	8.28%
5 YEARS	rr_AverageAnnualReturnYear05	3.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.51%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.11%
After 1 Year	rr_ExpenseExampleYear01	113
After 3 Years	rr_ExpenseExampleYear03	353
After 5 Years	rr_ExpenseExampleYear05	612
After 10 Years	rr_ExpenseExampleYear10	1,352
1 YEAR	rr_AverageAnnualReturnYear01	8.53%
5 YEARS	rr_AverageAnnualReturnYear05	3.63%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.81%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2005
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.77%
After 1 Year	rr_ExpenseExampleYear01	79
After 3 Years	rr_ExpenseExampleYear03	246
After 5 Years	rr_ExpenseExampleYear05	428
After 10 Years	rr_ExpenseExampleYear10	954
1 YEAR	rr_AverageAnnualReturnYear01	8.97%
5 YEARS	rr_AverageAnnualReturnYear05	3.96%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.13%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2005
Retirement Shares | AllianceBernstein Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of approximately 35% in Underlying Portfolios that invest primarily in equity securities and approximately 65% in Underlying Portfolios that invest primarily in debt securities with a goal of providing reduced volatility and modest upside potential. An investment in the Multi-Asset Real Return Underlying Portfolio is treated as 100% equity for the purpose of these allocations.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the Underlying Portfolios indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in equity and debt, growth and value, and in U.S. and non-U.S. company Underlying Portfolios to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.

ASSET CLASS	UNDERLYING PORTFOLIO	TARGETED BLEND
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STOCK	U.S. Large Cap Growth	5.50%
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	U.S. Value	5.50%
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	U.S. Small/Mid-Cap Growth	0.75%
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	U.S. Small/Mid-Cap Value	0.75%
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	International Growth	4.25%
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	International Value	4.25%
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	Volatility Management	12.50%
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REAL RETURN	Multi-Asset Real Return	1.50%
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BOND	Bond Inflation Protection	10.00%
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	Global Core Bond	27.50%
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SHORT DURATION BOND	Short Duration	27.50%

Within the Strategy's equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (approximately 50% each), with approximately 60% of each equity style invested in Underlying Portfolios that invest in U.S. companies and the remaining 40% in Underlying Portfolios that invest in non-U.S. companies. The Strategy invests approximately 12% of its assets in the Volatility Management Underlying Portfolio, which is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. The Volatility Management Portfolio will normally be considered to be part of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended equity component. Within each equity investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by more than 50 equity research analysts specializing in growth research, and more than 50 equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's large internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon Bernstein's large internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

In selecting fixed-income investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings, which may include subspecialties (such as inflation-protected securities). These fixed-income teams draw on the resources and expertise of the Adviser's large internal fixed-income research staff, which includes over 50 dedicated fixed-income research analysts and economists. All fixed- income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets, or financial resources.

.  ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as equity or debt, growth or value, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's net asset value when one of these investments is performing more poorly than another.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

.  how the Strategy's performance changed from year to year over the life of the Strategy; and

.  how the Strategy's average annual returns for one and five years and over the life of the Strategy compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -3.13%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEARS	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.35%	[4]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.94%	[4]
Retirement Shares | AllianceBernstein Conservative Wealth Strategy | 65% Barclays Capital U.S. Aggregate Bond Index/35% S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.96%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	4.93%	[5]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.52%	[4],[5]

[1]	The maximum sales charge is not imposed on purchases of Class A shares offered through this Prospectus.
[2]	A 1%, 1-year CDSC, may apply to Class A shares purchased by AllianceBernstein or non-AllianceBernstein retirement plans if terminated within one year.
[3]	Average annual total returns reflect imposition of the maximum sales charge, which is not imposed on Class A shares offered through this Prospectus.
[4]	Inception Date for Class A shares: 9/2/03, for Class R shares: 2/17/04, for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Strategy's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.
[5]	The information in the 65% Barclays Capital U.S. Aggregate Index/ 35% S&P 500 Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.